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                          SEI INSURANCE PRODUCTS TRUST

                      SEI VP Emerging Markets Equity Fund

                        Supplement Dated March 20, 2003
               to the Class A Shares Prospectus Dated May 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SEI VP EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the SEI VP Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Morgan Stanley Investment Management Inc. under the sub-section entitled "SEI VP Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of March 20, 2003, no assets were allocated to EMM. However, SIMC may allocate assets to EMM at any time. A team of investment professionals at EMM would manage the portion of the assets of the SEI VP Emerging Markets Equity Fund allocated to EMM.

There are no changes to the other sub-advisers of the SEI VP Emerging Markets Equity Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                          SEI INSURANCE PRODUCTS TRUST

                      SEI VP Emerging Markets Equity Fund

                         Supplement Dated March 20, 2003
               to the Statement of Additional Information ("SAI")
                               Dated May 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS FOR SEI VP EMERGING MARKETS EQUITY FUND

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the SEI VP Emerging Markets Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Morgan Stanley Investment Management Inc. is hereby deleted and replaced with the following paragraph:

Morgan Stanley Investment Management Inc. ("Morgan Stanley") has been approved as a Sub-Adviser for a portion of the assets of the SEI VP International Equity Fund. Morgan Stanley is a registered investment adviser and Morgan Stanley Dean Witter & Co. is the direct parent of Morgan Stanley.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Emerging Markets Management, L.L.C. is hereby added:

Emerging Markets Management, L.L.C. ("EMM") has been approved as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy.

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                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE